DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
DISTRIBUTION OF PROFITS
20.	DISTRIBUTION OF PROFITS
All subsidiaries of Melco incorporated in Macau are required to set aside a minimum of 10% to 25% of the entity’s profit after tax to the legal reserve until the balance of the legal reserve reaches a level equivalent to 25% to 50% of the entity’s share capital in accordance with the provisions of the Macau Commercial Code. The legal reserve sets aside an amount from the subsidiaries’ statements of operations and is not available for distribution to the shareholders of the subsidiaries. The appropriation of the legal reserve is recorded in the subsidiaries’ financial statements in the year in which it is approved by the board of directors of the relevant subsidiaries. As of December 31, 2021 and 2020, the aggregate balance of the reserves amounted to $31,524 and $31,524, respectively.
The Company’s borrowings, subject to certain exceptions and conditions, contain certain restrictions on paying dividends and other distributions, as defined in the respective indentures governing the relevant senior notes and credit facility agreements, details of which are disclosed in Note 13 under each of the respective borrowings.